Significant accounting judgements and estimates (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 214	$ 137
Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	13	45
Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 17	$ 18